Consolidated Balance Sheets (FY) (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Redeemable Series E Convertible Preferred Stock
Redeemable convertible preferred, par value (in dollars per share)	$ 0.001
Redeemable convertible preferred, shares authorized (in shares)	2,900,000
Redeemable convertible preferred, shares issued (in shares)	1,387,378
Redeemable convertible preferred, shares outstanding (in shares)	1,387,378
Stockholders' Deficit
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	88,000,000	16,303,928
Common stock, shares issued (in shares)	47,977,390	11,661,485
Common stock, shares outstanding (in shares)	47,977,390	11,661,485
Series E Preferred Stock [Member]
Redeemable Series E Convertible Preferred Stock
Redeemable convertible preferred, par value (in dollars per share)	$ 0.001	$ 0.001
Redeemable convertible preferred, shares authorized (in shares)	2,900,000	0
Redeemable convertible preferred, shares issued (in shares)	1,387,378	0
Redeemable convertible preferred, shares outstanding (in shares)	1,387,378	0
Stockholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.99
Preferred stock, shares outstanding (in shares)	1,387,378
Convertible Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	5,529,162
Preferred stock, shares issued (in shares)	0	2,391,403
Preferred stock, shares outstanding (in shares)	0	2,391,403